CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 455,953	¥ 480,713	¥ 460,952
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	718,694	700,206	684,783
Deferred taxes	(11,704)	18,033	52,176
Loss on sale or disposal of property, plant and equipment	34,303	31,878	24,055
Impairment loss on marketable securities and other investments	3,055	10,928	4,030
Equity in net (income) losses of affiliates (including impairment charges of investments in affiliates)	69,117	29,570	24,208
Dividends from affiliates	17,415	15,899	12,052
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	(9,269)	706,742	(198,538)
(Increase) / decrease in receivables held for sale	(149,310)	(638,149)
(Increase) / decrease in credit card receivables	(13,849)	(8,646)	(14,584)
(Increase) / decrease in other receivables	(21,875)	(229,252)	2,359
Increase / (decrease) in allowance for doubtful accounts	(2,815)	(7,024)	5,388
(Increase) / decrease in inventories	(50,849)	(22,375)	245
(Increase) / decrease in prepaid expenses and other current assets	(7,661)	(12,564)	(2,021)
(Increase) / decrease in non-current installment receivable for handsets		88,075	(12,809)
(Increase) / decrease in non-current receivables held for sale	(53,276)	(149,972)
Increase / (decrease) in accounts payable, trade	65,083	(39,377)	94,747
Increase / (decrease) in accrued income taxes	39,691	(15,844)	(11,751)
Increase / (decrease) in other current liabilities	(40,422)	10,805	7,361
Increase / (decrease) in accrued liabilities for point programs	(27,854)	(32,281)	(26,451)
Increase / (decrease) in liability for employees' retirement benefits	(10,732)	9,539	7,095
Increase / (decrease) in other long-term liabilities	(32,977)	(34,215)	(12,296)
Other, net	29,924	19,716	9,558
Net cash provided by operating activities	1,000,642	932,405	1,110,559
Cash flows from investing activities:
Purchases of property, plant and equipment	(498,668)	(535,999)	(480,416)
Purchases of intangible and other assets	(213,508)	(242,918)	(237,070)
Purchases of non-current investments	(16,186)	(7,444)	(35,582)
Proceeds from sale of non-current investments	5,235	1,731	2,540
Acquisitions of subsidiaries, net of cash acquired	(19,213)	(17,886)	(3,624)
Purchases of short-term investments	(39,084)	(665,223)	(1,164,203)
Redemption of short-term investments	68,937	915,105	1,023,698
Long-term bailment for consumption to a related party		(240,000)
Short-term bailment for consumption to a related party	(70,000)		(80,000)
Other, net	(1,093)	700	72
Net cash used in investing activities	(703,580)	(701,934)	(974,585)
Cash flows from financing activities:
Proceeds from long-term debt	50,000	60,000
Repayment of long-term debt	(74,989)	(82,181)	(171,879)
Proceeds from short-term borrowings	13,740	20,750	4,991
Repayment of short-term borrowings	(26,132)	(15,599)	(4,467)
Principal payments under capital lease obligations	(2,128)	(2,801)	(4,380)
Dividends paid	(248,814)	(240,388)	(223,865)
Contributions from noncontrolling interests	193	2,349	21,333
Other, net	18,337	(3,097)	(349)
Net cash provided by (used in) financing activities	(269,793)	(260,967)	(378,616)
Effect of exchange rate changes on cash and cash equivalents	5,977	2,092	(831)
Net increase (decrease) in cash and cash equivalents	33,246	(28,404)	(243,473)
Cash and cash equivalents at beginning of year	493,674	522,078	765,551
Cash and cash equivalents at end of year	526,920	493,674	522,078
Cash received during the year for:
Income tax refunds	886	1,017	251
Cash paid during the year for:
Interest, net of amount capitalized	1,578	1,840	2,922
Income taxes	280,434	321,453	351,964
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	1,513	1,931	2,036
Related Party, One
Cash flows from investing activities:
Long-term bailment for consumption to a related party	10,000
Related Party, Two
Cash flows from investing activities:
Proceeds from redemption of short-term bailment for consumption to a related party	¥ 70,000	¥ 90,000